INVESTMENT IN ASSOCIATES AND JOINT VENTURES INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Segment Information (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Investments accounted for using equity method	$ 4,336	$ 4,967	$ 4,591
Utilities
Disclosure of operating segments [line items]
Investments accounted for using equity method	211	245
Transport
Disclosure of operating segments [line items]
Investments accounted for using equity method	1,854	2,398
Energy
Disclosure of operating segments [line items]
Investments accounted for using equity method	1,290	1,267
Data Infrastructure
Disclosure of operating segments [line items]
Investments accounted for using equity method	949	1,029
Corporate
Disclosure of operating segments [line items]
Investments accounted for using equity method	$ 32	$ 28